ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of accounts receivable

Accounts receivable consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable:
Receivables for loan referral service from institutional funding partners	315,895	1,313,288
Less: allowance for credit losses	—	(2,539)
Total accounts receivable	315,895	1,310,749

Summary of movement of allowance for uncollectible receivables

The movement of allowance for uncollectible receivables for the years ended December 31, 2020, 2021and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	60,679	—	—
Current year credit losses	49,231	—	2,539
Current year write off	(109,910)	—	—
Balance at end of the year	—	—	2,539

Summary of Contract Assets	Contract assets consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Contract assets	186,536	421,469
Less: Allowance for credit losses	—	—
Contract assets, net	186,536	421,469